DEBT - Disclosure of continuity of total debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Total debt as at January 1	$ 586,569	$ 531,749
Revolving credit facility advance	26,494	0
Lease additions	12,267	12,382
Equipment loans net proceeds	45,302	31,770
Lease liabilities and equipment loans repayments	(31,953)	(26,443)
Lease and equipment loans from Cariboo acquisition	9,144	0
Unrealized foreign exchange (gain) loss	(12,533)	34,490
Amortization of deferred financing charges	2,791	2,621
Deferred financing charges	(190)	0
Total debt as at December 31	$ 637,891	$ 586,569